Income Taxes - Tax reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Loss for the year	$ (151,939,000)	$ (109,624,000)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	$ (41,024,000)	$ (29,599,000)
Items not deductible for income tax purposes	3,623,000	3,351,000
Non-taxable items	(4,877,000)	(1,377,000)
Flow-through share issuances	22,935,000	4,898,000
Other	(384,000)	(776,000)
Change in unrecognized deferred tax assets	$ 19,727,000	22,859,000
Income tax recovery		$ (644,000)